Impairment of Mineral Stream Interests - Additional Information (Detail) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) lb $ / lb	Dec. 31, 2023 USD ($)	Jun. 11, 2018
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment charge	$ 108,861	$ 0
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Recoverable amount	231,000
Impairment charge	$ 109,000
Discount rate	5.50%
Projected market price of Cobalt | $ / lb	13.62
Cobalt [member] | Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Percentage of production to be acquired			42.40%
Amount of cobalt to be delivered | lb	31
Upfront cash payments	$ 390,000
Precious metal purchase agreement carrying value	$ 340,000
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%